Expense Example {- Fidelity Advisor® Industrials Fund} - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Industrials Fund	Sep. 29, 2020 USD ($)
Fidelity Advisor Industrials Fund-Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Industrials Fund-Class M
Expense Example:
1 year	479
3 years	751
5 years	1,043
10 years	1,874
Fidelity Advisor Industrials Fund-Class C
Expense Example:
1 year	284
3 years	569
5 years	980
10 years	2,127
Fidelity Advisor Industrials Fund - Class I
Expense Example:
1 year	80
3 years	249
5 years	433
10 years	966
Class Z
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810